Consolidated Income Statements - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015		Dec. 31, 2014
Revenues and other income
Lease revenue	$ 4,867,623	$ 4,991,551		$ 3,449,571
Net gain on sale of assets	138,522	183,328		37,497
Other income	145,986	112,676		104,491
Total Revenues and other income	5,152,131	5,287,555		3,591,559
Expenses
Depreciation and amortization	1,791,336	1,843,003		1,282,228
Asset impairment	81,607	16,335		21,828
Interest expense	1,091,861	1,099,884		780,349
Leasing expenses	582,530	522,413		141,572
Transaction, integration and restructuring related expenses	53,389	58,913		148,792
Selling, general and administrative expenses	351,012	381,308		299,892
Total Expenses	3,951,735	3,921,856		2,674,661
Income before income taxes and income of investments accounted for under the equity method	1,200,396	1,365,699	[1]	916,898	[1]
Provision for income taxes	(173,496)	(189,805)	[2]	(137,373)	[2]
Equity in net earnings of investments accounted for under the equity method	12,616	1,278		28,973
Net income	1,039,516	1,177,172		808,498
Net loss attributable to non-controlling interest	7,114	1,558		1,949
Net income attributable to AerCap Holdings N.V.	$ 1,046,630	$ 1,178,730		$ 810,447
Basic earnings per share	$ 5.64	$ 5.78		$ 4.61
Diluted earnings per share	$ 5.52	$ 5.72		$ 4.54
Weighted average shares outstanding - basic	185,514,370	203,850,828		175,912,662
Weighted average shares outstanding - diluted	189,682,036	206,224,135		178,684,989

[1]	Due to our migration from the Netherlands to Ireland as of February 1, 2016, we have updated the tax rate reconciliation for the years ended December 31, 2015 and 2014. The tax variance as a result of the global activities has been calculated as the difference between the local statutory tax rate in the relevant jurisdictions and the Irish statutory tax rate of 12.5%.
[2]	Effective February 1, 2016, we moved our headquarters and executive officers from Amsterdam to Dublin, and as of February 1, 2016, we became tax resident in Ireland. Accordingly, we have updated the figures for the years ended December 31, 2015 and 2014 as compared to those previously reported in the financial statements contained in our 2015 annual report on Form 20-F to reflect the permanent differences being taxed at the Irish statutory rate of 12.5% rather than the Dutch statutory rate of 25%.